CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET REVENUES	$ 2,572	$ 5,395
COST OF REVENUES	1,404	2,418
GROSS PROFIT	1,168	2,977
RESEARCH AND DEVELOPMENT EXPENSES	659	2,331
SELLING AND MARKETING EXPENSES	3,487	9,632
GENERAL AND ADMINISTRATIVE EXPENSES	5,470	9,335
OTHER INCOME		(42,993)
OPERATING INCOME (LOSS)	(8,448)	24,672
FINANCIAL INCOME	7,157	28,677
FINANCIAL EXPENSES	1,797	2,347
FINANCIAL INCOME, net	5,360	26,330
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	$ (3,088)	$ 51,002
EARNINGS (LOSS) PER ORDINARY SHARE, basic (U.S. dollars)	$ 0.00	$ 0.04
EARNINGS (LOSS) PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0.00	$ 0.04
WEIGHTED AVERAGE OF ORDINARY SHARE, Basic (in thousands)	11,760,458	1,277,931
WEIGHTED AVERAGE OF ORDINARY SHARE, diluted (in thousands)	11,760,458	1,277,931